Document and Entity Information	12 Months Ended
Oct. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	T. Rowe Price Retirement Funds, Inc.
Central Index Key	0001177017
Amendment Flag	true
Amendment Description	Content was changed for a table heading
Document Creation Date	Sep. 27, 2013
Document Effective Date	Oct. 01, 2013
Prospectus Date	Oct. 01, 2013